CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

31.  CAPITAL MANAGEMENT

The Group's objectives regarding capital management are established below:

●	Compliance with the requirements established by the BCRA in its communication “A” 6260 and amendments
●	Support the Group's operations to avoid any situation that puts the Group's operations at risk.

The total capital under the rules of the Argentine Central Bank for Banco Supervielle as of December 31, 2025 and 2024 is composed as follows (book value):

	12/31/2025	12/31/2024
Capital Stock	437,731	437,731
Paid in capital	729,164,744	729,164,744
Inflation Adjustment of capital stock	77,948,047	77,948,047
Treasury shares	6,680	18,991
Inflation adjustment of treasury shares	4,023,614	11,438,151
Cost of Treasury shares	(15,505,688)	(27,845,492)
Reserves	257,638,259	122,692,968
Retained earnings	(48,571,402)	164,381,378
Other comprehensive income	2,120,727	3,892,060
Shareholders' Equity attributable to owners of the parent company	1,007,262,712	1,082,128,578
Shareholders' Equity attributable to non-controlling interests	779,567	1,432,252
TOTAL SHAREHOLDERS' EQUITY	1,008,042,279	1,083,560,830

The Board of Directors, through its Risk Committee, is responsible for monitoring, supervising, adapting and ensuring compliance with the objectives established for capital management.

According to the guidelines established by the BCRA, financial entities must maintain capital ratios to reduce the associated risks. It should be noted that as of December 31, 2025 and 2024, the Group complied with the minimum capital requirement determined in accordance with the provisions of the BCRA regulations.

Computable Patrimonial Responsability of Banco Supervielle S.A. is made up of the basic Net Assets and the complementary Net Assets. The balance of these concepts as of December 31, 2025 and 2024 is detailed below:

	12/31/2025	12/31/2024
Basic Shareholder´s Equity
Tier One Ordinary Capital	1,103,547,123	1,084,581,259
(Deductible concepts)	(358,337,148)	(307,588,949)
Additional Tier One Capital	—	—
(Deductible concepts)	—	—
Computable Patrimonial Responsability	745,209,975	776,992,310

The consolidated Tier 1 capital ratio of Grupo Supervielle was 15.4% as of December 31, 2025.

It should be mentioned that the deductible items include balances from deferred tax assets (DTA) in accordance with point 8.4.1.1. of the Minimum Capital Rules for Financial Institutions. This deduction is made for the gross amount of the DTAs, without taking into account any offsets that may be made of deferred tax liabilities (DTL), and which are permitted by both IFRS and Basel III rules.

The above-mentioned rules state that deferred tax assets may be offset against deferred tax liabilities when DTA and DTL relate to taxes collected by the same tax authority and the appropriate tax authority authorizes the offsetting, the situation that occurs in determining the Entity’s income tax.

If the above-mentioned compensations could have been made, the Computable Patrimonial Responsability would amount to $761,286,367 and $813,326,021 by December 31, 2025 and 2024 respectively.

Below is a detail of the determined requirement:

	12/31/2025	12/31/2024
Credit risk	333,343,293	272,643,396
Operational risk	45,771,893	97,959,978
Market risk	16,852,852	22,794,035
Requirement	395,968,038	393,397,409
Minimum Integration	745,209,975	776,992,310
Excess	349,241,937	383,594,901